S000013696 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	216 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.47%	(0.34%)	1.37%
ICE U.S. Treasury 10-20 Year Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(3.96%)	(4.36%)	(0.54%)
iShares 10-20 Year Treasury Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		(4.00%)	(4.36%)	(0.59%)
Performance Inception Date					Jan. 05, 2007
iShares 10-20 Year Treasury Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(5.59%)	(5.46%)	(1.60%)
iShares 10-20 Year Treasury Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(2.34%)	(3.61%)	(0.80%)

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through June 30, 2016 reflect the performance of the Bloomberg U.S. 10-20 Year Treasury Bond Index. Index returns from July 1, 2016 through February 28, 2021 reflect the standard pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index, which utilized pricing as of 3pm. Index returns from March 1, 2021 through November 30, 2023 reflect the performance of the 4pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Index returns beginning on December 1, 2023 reflect the performance of the standard pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index, which now utilizes pricing as of 4pm, and resulted in a discontinuation of the 4pm pricing variant.